Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities in business combination [abstract]
Schedule of Purchase Consideration
Details of the purchase consideration:

(in millions)	Amount
Cash	$215
Replacement share-based payment awards	11
Total purchase consideration	$226
Goodwill and Intangible Assets

Cost (in millions)	Technology, Licenses and Similar Rights	Software	Patents	Goodwill	Other	Total

As of December 31, 2023	$1,238	$464	$226	$18	$137	$2,083
Additions	240	53	2	57	43	395
Disposals	(138)	—	—	—	—	(138)
As of December 31, 2024	1,340	517	228	75	180	2,340
Additions	81	49	—	—	—	130
Acquisitions	3	—	6	332	366	707
Disposals	(157)	(4)	—	—	—	(161)
As of December 31, 2025	$1,267	$562	$234	$407	$546	$3,016

Accumulated Amortization
As of December 31, 2023	$1,052	$283	$225	$—	$132	$1,692
Additions	122	3	—	—	1	126
Disposals	(138)	—	—	—	—	(138)
As of December 31, 2024	1,036	286	225	—	133	1,680
Additions	108	13	—	—	8	129
Disposals	(157)	(4)	—	—	—	(161)
As of December 31, 2025	$987	$295	$225	$—	$141	$1,648

Net book value as of December 31, 2024	$304	$231	$3	$75	$47	$660

Net book value as of December 31, 2025	$280	$267	$9	$407	$405	$1,368

Amortization expense on intangible assets is as follows:

(in millions)	2025	2024	2023
Cost of revenue	$43	$58	$61
Research and development expenses	71	66	63
Selling, general and administrative expenses	15	2	5
Total	$129	$126	$129

Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	87
Other noncurrent assets	36
Developed technology	74
In-process research and development	63
Customer relationships	66
Liabilities
Trade payables and other current liabilities	(14)
Other noncurrent liabilities	(34)
Net identifiable assets acquired	$278
Add: Goodwill(1)	$175
Net assets acquired	$453
(1)     Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized is not expected to be deductible for income tax purposes.
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$6
Other noncurrent assets	13
Developed technology	39
In-process research and development	44
Customer relationships	49
Liabilities
Trade payables and other current liabilities	(9)
Other noncurrent liabilities	(7)
Net identifiable assets acquired	$135
Add: Goodwill(1)	$91
Net assets acquired	$226
(1)     Goodwill is mainly attributable to the workforce, synergies and expected future growth potential from access to new markets. Goodwill recognized is not expected to be deductible for income tax purposes.